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                                                       JOHN M. RICHARDS
                                                       ASSISTANT GENERAL COUNSEL


MetLife Insurance Company USA
11225 North Community Road
Charlotte, NC 28277


                               September 8, 2016


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife of CT Separate Account Eleven for Variable Annuities File No. 811-21262
      ----------------------------------------------------------------

Commissioners:

The Semi-Annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account Eleven for Variable Annuities of MetLife Insurance Company USA pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Report for the Alger Capital Appreciation Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Report for the Global Thematic Growth Portfolio of AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

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MetLife of CT Separate Account Eleven for Variable Annuities
File No. 811-21262
Page 2


The Semi-Annual Report for the Delaware VIP Small Cap Value Series of Delaware VIP Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-Annual Reports for certain portfolios of Deutsche Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Report of The Dreyfus Socially Responsible Growth Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000890064, File No. 811-07044.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No 811-06310.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for The Multi Cap Growth Portfolio of Morgan Stanley Variable Investment Series is incorporated by reference as filed on Form N-CSRS, CIK No. 0000716716, File No. 811-03692.

The Semi-Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

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MetLife of CT Separate Account Eleven for Variable Annuities
File No. 811-21262
Page 3


The Semi-Annual Report for the 1919 Variable Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0001261788, File No. 811-21422.

The Semi-Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for the Funds Manager 60% Portfolio of Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-Annual Report for the VT Small Cap Value Fund of Wells Fargo Variable Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0001081402, File No. 811-09255.


                                         Sincerely,


                                         /s/ John M. Richards, Esq.
                                         ------------------------------
                                         John M. Richards, Esq.